Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Profit (Loss) from Operations before Income Taxes and Equity in Earnings of Equity Method Affiliates

The components of profit (loss) from operations before income taxes and equity in earnings of equity method affiliates are as follows:

	Year ended December 31,
	2011	2012	2013	2013
	Rmb	Rmb	Rmb	US$
The PRC	(371,980)	—	—	—
All other jurisdictions	(29,275)	2,931	9,938	1,642

	(401,255)	2,931	9,938	1,642

Income tax expense consists of:
	Year ended December 31,
	2011	2012	2013	2013
	Rmb	Rmb	Rmb	US$
Current	15,640	—	—	—
Deferred	15,771	—	—	—

	31,411	—	—	—

Schedule of Tax Impact on Deferred Tax Asset and Liability

The tax impact of temporary differences gives rise to the following deferred tax asset and liability:

	2012	2013	2013
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	21,949	20,502	3,387
Valuation allowances	(21,949)	(20,502)	(3,387)

	—	—	—

Schedule of Movement in Valuation Allowance	Movement in valuation allowance:

	2012	2013	2013
	Rmb	Rmb	US$
At the beginning of the year	21,814	21,949	3,626
Current year movement	135	(1,447)	(239)

At the end of the year	21,949	20,502	3,387

Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates

The reconciliation of the effective income tax rate based on profit (loss) from operations before income taxes to the statutory income tax rates in Hong Kong is as follows:

	Year ended December 31,
	2011		2012		2013
Profits tax rate in Hong Kong	16.5%		16.5%		16.5%
Permanent differences relating to non-taxable income and non-deductible expenses	(13.8%	)	(24.3%	)	(5.4%	)
Effect on withholding income tax on dividends	(6.5%	)	—		—
Tax on disposal of HZ	(6.4%	)	—		—
Change in valuation allowance	(2.7%	)	7.8%		(11.1%	)
Change in estimate	—		—		—

Effective tax rate	(12.9%	)	—		—